KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—95.9%
Communication Services—26.5%
Addcn Technology Co., Ltd. (Taiwan)	1,902,000	$14,971
Adevinta ASA (Norway)(1)	3,673,743	36,985
Ascential plc (United Kingdom)	13,356,562	47,929
Auto Trader Group plc (United Kingdom)	14,369,960	93,730
carsales.com Ltd. (Australia)	2,847,730	35,251
CTS Eventim AG & Co. KGaA (Germany)(1)	814,950	33,877
Karnov Group AB (Sweden)	7,920,160	47,173
MarkLines Co., Ltd. (Japan)	890,400	18,554
New Work SE (Germany)	69,061	21,104
Rightmove plc (United Kingdom)	13,433,610	90,885
Scout24 AG (Germany)	230,040	17,846
		458,305

Consumer Discretionary—4.0%
Goldlion Holdings Ltd. (Hong Kong)	25,251,816	5,258
Mercari, Inc. (Japan)(1)	1,494,400	46,403
Moneysupermarket.com Group plc (United Kingdom)	4,488,127	17,996
		69,657

Consumer Staples—6.1%
Anhui Gujing Distillery Co., Ltd. Class B (China)	2,594,900	27,951
Cia Cervecerias Unidas SA Sponsored ADR (Chile)	2,771,843	39,693
Heineken Malaysia Bhd (Malaysia)	5,639,100	29,833
Taisun International Holding Corp. (Taiwan)	1,896,626	8,438
		105,915

Energy—2.7%
Computer Modelling Group Ltd. (Canada)	5,619,390	19,661
Pason Systems, Inc. (Canada)	4,955,165	27,083
		46,744

Financials—12.2%
Euroz Ltd. (Australia)	6,082,168	4,301
Gruppo Mutuionline SpA (Italy)	1,662,916	35,535
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	6,611,087	49,396
Numis Corp. plc (United Kingdom)	5,334,820	20,955
Sabre Insurance Group plc (United Kingdom)	11,127,486	36,400
VNV Global AB publ (Sweden)(1)	8,691,541	64,453
		211,040

Health Care—2.4%
Haw Par Corp., Ltd. (Singapore)	5,881,019	41,593
Industrials—28.2%
AIT Corp. (Japan)	918,500	6,723
CAE, Inc. (Canada)	2,068,192	33,546
Enento Group Oyj (Finland)	1,058,191	43,750
Golden Friends Corp. (Taiwan)	3,753,000	7,505
Haitian International Holdings Ltd. (Hong Kong)	20,126,000	40,985
HeadHunter Group plc ADR (Russia)	4,658,919	108,926
Howden Joinery Group plc (United Kingdom)	4,674,700	32,020
Hy-Lok Corp. (South Korea)	286,580	3,098
JOST Werke AG (Germany)(1)	651,634	22,000
Kerry TJ Logistics Co., Ltd. (Taiwan)	15,556,000	21,540
Lumax International Corp., Ltd. (Taiwan)	7,818,259	17,566
Marel HF (Iceland)	11,643,556	60,175
	Shares	Value

Industrials—continued
Rotork plc (United Kingdom)	7,060,300	$24,496
S-1 Corp. (South Korea)	225,614	16,167
Voltronic Power Technology Corp. (Taiwan)	1,660,000	47,833
		486,330

Information Technology—12.6%
Alten SA (France)(1)	775,061	66,658
Bouvet ASA (Norway)	1,013,010	51,254
e-Credible Co., Ltd. (South Korea)	59,235	987
FDM Group Holdings plc (United Kingdom)	2,599,590	29,119
Fortnox AB (Sweden)	666,428	18,237
Rakus Co., Ltd. (Japan)	213,900	3,781
SimCorp A/S (Denmark)	391,883	42,246
Webstep AS (Norway)(1)	3,119,279	5,995
		218,277

Materials—1.2%
Corp. Moctezuma SAB de C.V. (Mexico)	9,325,218	19,637
Total Common Stocks (Identified Cost $1,601,448)		1,657,498

Total Long-Term Investments—95.9% (Identified Cost $1,601,448)		1,657,498

Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(2)	40,714,292	40,714
Total Short-Term Investment (Identified Cost $40,714)		40,714

TOTAL INVESTMENTS—98.3% (Identified Cost $1,642,162)		$1,698,212
Other assets and liabilities, net—1.7%		29,503
NET ASSETS—100.0%		$1,727,715

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	27%
Sweden	8
Taiwan	7
Russia	6
Canada	5
Germany	5
Norway	5
Other	37
Total	100%
† % of total investments as of June 30, 2020.
See Notes to Schedule of Investments

KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$1,657,498	$1,258,760	$398,738
Money Market Mutual Fund	40,714	40,714	—
Total Investments	$1,698,212	$1,299,474	$398,738
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Schedule of Investments

KAR INTERNATIONAL SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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